Contract Assets	6 Months Ended
Jun. 30, 2025
Contract Assets [Abstract]
CONTRACT ASSETS

Note 5 — CONTRACT ASSETS

Contract assets consisted of the following:

	As of	As of June 30,
	December 31, 2024	2025 (Unaudited)	2025 (Unaudited)
	S$	S$	$
Revenue recognized to date	21,715,095	25,449,128	20,008,749
Less: Progress billings to date	16,763,104	21,093,653	16,584,364
Contract assets	4,951,991	4,355,475	3,424,385
Contract assets – current	4,618,205	4,259,768	3,349,138
Contract assets – non-current	333,786	95,707	75,247

Contract assets are classified as current and non-current based on whether they have exceeded the maintenance period.

While the project has been completed, the Company continues to provide maintenance services and is progressively recovering the associated Contract asset. Based on the Company’s assessment, there is a high likelihood of full recovery for this contract asset. Consequently, no impairment provision is deemed necessary for this project at this time.